Leases - Supplementary Information (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating lease cost
Operating lease cost	$ 4	$ 14	$ 2	$ 20	$ 5
Short-term lease cost	1	1	0	2	0
Total lease cost	5	15	2	22	5
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	5	15	2	22	5
Right-of-use assets obtained in exchange for operating lease liabilities during the period - Non-cash Investing items	$ 24	$ 4	$ 0	$ 4	$ 0
Weighted-average remaining lease term in months	22 months	21 months	12 months	21 months	12 months
Weighted-average discount rate	9.00%	9.00%	29.00%	9.00%	29.00%